Provisions	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Provisions
25.	Provisions

25A.	Accounting policy
A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.
When the effect of the time value of money is material, provisions are determined by discounting the expected
future cash flows using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.
i) Product warranty expenses
The estimated liability for product warranties is recognized when products are sold or when new warranty programmes are initiated. These estimates are established using historical information on the nature, frequency and average cost of warranty claims and management estimates regarding possible future warranty claims, customer goodwill and recall complaints . The timing of outflows will vary depending on when warranty claim will arise, being typically up to six years and for batteries in Electric Vehicles warranty period is typically upto eight years.
The Company also has back-to-back contractual arrangement with its suppliers in the event that a vehicle fault is proven to be a supplier’s fault. Estimates are made of the expected reimbursement claim based upon historical levels of recoveries from supplier, adjusted for inflation and applied to the population of vehicles under warranty as on balance sheet date. Estimated supplier reimbursements are recognized as separate asset.
ii) Provision for onerous obligations
A provision for onerous contracts is recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable costs of meeting its obligations under the contract. It is recognized when the Company has entered into a binding legal agreement for the purchase of components from suppliers that exceeds the benefits from the expected future use of the components and the Company sells the finished goods using the components at a loss.
iii) Residual risk
In certain markets, the Company is responsible for the residual risk arising on vehicles sold by dealers under leasing arrangements. The provision is based on the latest available market expectations of future residual value trends. The timing of the outflows will be at the end of the lease arrangements – being typically up to three years.
The potential effects of the COVID-19 pandemic, particularly the estimated decline and subsequent recovery in the used vehicle market, were included in the Company’s methodology applied in estimating the residual value exposure for the year ended March 31, 2021. These assessments were performed with reference to both internal and external market inputs.
iv) Legal and product liability
Legal and product liability provision is recorded in respect of compliance with regulations and known litigations which impact the Company. The product liability claim primarily relates to motor accident claims, consumer complaints, dealer/supplier terminations, personal injury claims and compliance with emission and battery disposal regulations.
The timing of outflows will vary depending on when claims are received and settled, which is not known with certainty. The assumptions made, especially the assumption about the outcome of legal proceedings, are subject to a high degree of uncertainty. The appropriateness of assumptions is regularly reviewed, based on assessments undertaken both by management and external experts, such as lawyers. If new developments arise in the future that result in a different assessment, provisions are adjusted accordingly.
v) Environmental liability
Environmental liability relates to various environmental remediation cost such as asbestos removal and land clean up. The timing of when these costs will be incurred is not known with certainty.
vi) Restructuring provision
The estimated liability for restructuring activities is recognised when the Company has reason to believe there is a legal or constructive obligation arising from restructuring actions taken. This includes amounts payable to employees and legal and constructive obligations made to third parties following the announcement of the Jaguar Land Rover’s Reimagine strategy in the year ending March 31, 2021. The amount provided at the reporting date is calculated based on currently available facts and certain estimates for third party obligations. These estimates are established using historical experience based on the settlement costs for similar liabilities, with proxies being used where no direct comparison exists. The amounts and timing of outflows will vary as and when restructuring obligations are progressed with third parties.

25B.	Provisions consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Current
Product warranty	US$	894.6	Rs.	67,808.8	Rs.	74,159.9
Legal and product liability		330.5		25,046.5		19,958.2
Provision for residual risk		16.1		1,217.5		2,422.5
Provision for environmental liability		3.8		289.2		351.5
Provision for onerous contracts		15.6		1,179.0		1,174.4
Restructuring Provision		145.6		11,036.2		19,519.2
Employee related and other provisions		14.3		1,087.4		10,896.1

Total-Current	US$	1,420.5	Rs.	107,664.6	Rs.	128,481.8

Non-current
Product warranty	US$	1,445.1	Rs.	109,527.6	Rs.	111,878.8
Legal and product liability		52.4		3,968.0		7,173.6
Provision for residual risk		25.5		1,930.5		4,251.3
Provision for environmental liability		29.8		2,258.6		2,255.9
Employee benefits obligations		147.6		11,187.3		9,799.9
Other provisions		9.1		686.9		708.0

Total-Non-current	US$	1,709.5	Rs.	129,558.9	Rs.	136,067.5

* Includes provision towards employee claims in foreign subsidiaries.

	Year ended March 31,
	2022		2022		2022		2022		2022		2022

	Product Warranty				Legal and product liability				Restructuring provision

	(In millions)
Balance at the beginning	US$	2,454.6	Rs.	186,038.7	US$	358.0	Rs.	27,131.8	US$	257.5	Rs.	19,519.2
Provision made during the year		996.1		75,505.4		206.7		15,664.7		112.3		8,510.3
Provision used during the year		(1,094.1)		(82,921.6)		(179.9)		(13,631.4)		(223.2)		(16,920.5)
Impact of unwind of discounting		11.6		876.6		—		—		—		—
Currency translation		(28.5)		(2,162.6)		(1.9)		(150.6)		(1.0)		(72.8)

Balance at the end	US$	2,339.7	Rs.	177,336.5	US$	382.9	Rs.	29,014.5	US$	145.6	Rs.	11,036.2

Current	US$	894.6	Rs.	67,808.8	US$	330.5	Rs.	25,046.5	US$	145.6	Rs.	11,036.2
Non-current	US$	1,445.1	Rs.	109,527.6	US$	52.4	Rs.	3,968.0	US$	—	Rs.	—

	Year ended March 31,
	2022		2022		2022		2022		2022		2022

	Onerous Contract				Provision for residual risk				Provision for environmental liability

	(In millions)
Balance at the beginning	US$	15.5	Rs.	1,174.4	US$	88.0	Rs.	6,673.8	US$	34.4	Rs.	2,607.4
Provision made/(reversed) during the year		1.1		82.2		(45.3)		(3,434.5)		0.3		24.0
Provision used during the year		(1.0)		(77.6)		(1.2)		(101.8)		(0.9)		(66.4)
Currency translation		—		—		0.1		10.5		(0.2)		(17.2)

Balance at the end	US$	15.6	Rs.	1,179.0	US$	41.6	Rs.	3,148.0	US$	33.6	Rs.	2,547.8

Current	US$	15.6	Rs.	1,179.0	US$	16.1	Rs.	1,217.5	US$	3.8	Rs.	289.2
Non-current	US$	—	Rs.	—	US$	25.5	Rs.	1,930.5	US$	29.8	Rs.	2,258.6